ORACLE MUTUAL FUND

Prospectus

December 28, 2012

Class A Shares (Symbol: ORGAX)

Class I Shares (Symbol: N/A)

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

ORACLE MUTUAL FUND

TABLE OF CONTENTS

SUMMARY SECTION

1

     INVESTMENT OBJECTIVE

1

     FEES AND EXPENSES OF THE FUND

1

     PORTFOLIO TURNOVER

2

     PRINCIPAL INVESTMENT STRATEGIES

2

     PRINCIPAL RISKS

2

     PAST PERFORMANCE

4

     INVESTMENT ADVISOR

4

     PORTFOLIO MANAGER

4

     PURCHASE AND SALE OF FUND SHARES

4

     TAX INFORMATION

4

     PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

4

INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE

OF PORTFOLIO HOLDINGS

5

INVESTMENT OBJECTIVE

5

PRINCIPAL INVESTMENT STRATEGIES

5

GENERAL INVESTMENT POLICIES OF THE FUND

5

PRINCIPAL RISKS

6

PORTFOLIO HOLDINGS INFORMATION

11

MANAGEMENT OF THE FUND

11

THE ADVISOR

11

PORTFOLIO MANAGERS

12

SHAREHOLDER INFORMATION

12

CHOOSING A SHARE CLASS

12

SALES CHARGE REDUCTIONS AND WAIVERS

13

SHARE PRICE

15

HOW TO PURCHASE SHARES

16

HOW TO REDEEM SHARES

18

SHORT TERM TRADING AND REDEMPTION FEES

20

TOOLS TO COMBAT FREQUENT TRANSACTIONS

21

OTHER FUND POLICIES

22

DISTRIBUTION OF FUND SHARES

23

DISTRIBUTION AND TAXES

23

DISTRIBUTIONS

23

TAX CONSEQUENCES

23

FINANCIAL HIGHLIGHTS

24

Summary Section

Investment Objective.  The investment objective of the Oracle Mutual Fund (the “Fund”) is long-term capital appreciation while secondarily striving for income.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Sales Charge on Class A Shares” beginning on page 12 of the Prospectus and under “Purchase and Redemption of Fund Shares – Sales Charge on Class A Shares” in the Fund’s SAI on page 26.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Class A 5.25%	Institutional Class None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or the redemption proceeds on shares redeemed within 12 months of purchase)	0.50%	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees(1)	0.25%	None
Other Expenses	1.25%	0.60%(2)
Total Annual Fund Operating Expenses	2.25%	1.35%
Fee Waiver/Expense Reimbursement(3)	0.75%	0.60%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.50%	0.75%

(1) (2) (3)

The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing.

“Other Expenses” relative to Institutional Class shares are based on estimated amounts for the current fiscal year.  Institutional Class shares are not yet being offered for sale.

The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.50%  relative to Class A, and 0.75%  relative to Class I of the Fund’s average daily net assets.  The contractual agreement is in place through December 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within three years after the date the expense was incurred, so long as the reimbursement does not cause the Fund’s operating expenses to exceed the applicable expense cap.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A

One Year	Three Years
$670	$1,123

Class I

One Year	Three Years
$77	$368

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.73% of the average value of its portfolio.

Principal Investment Strategies of the Fund. To achieve its investment objective, the Fund will invest primarily in US and foreign equity securities, including both common and preferred stocks, and shares of other investment companies.  The Fund may invest up to 50% of its net assets in options for hedging purposes and income generation through covered calls.  The Fund may invest in companies of any size.  The Fund may invest up to 25% of its net assets in U.S. Government or U.S. agency obligations.  Additionally, the Fund may have up to 75% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging equity markets.

The Fund may invest up to 25% of its net assets in debt securities of varying maturities including debt securities that fall below investment grade debt (securities rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or below Baa by Moody’s Investors Service, Inc. (“Moody’s”)) — commonly referred to as “junk bonds” or “high yield bonds.”

The Adviser selects investments for the Fund using a quantitative and qualitative screening process which screens on a daily basis a wide universe of equity and debt securities that are subject to strict growth and valuation criteria which are proprietary in measurement.  Securities in the Fund’s portfolio are weighted according to the Adviser’s projected return expectations.  The Adviser’s disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of sectors.  In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company's financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment.

Principal Risks of Investing in the Fund.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•

Management Risk.  Risk that the Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•

General Market Risk.  Risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•

Shares of Other Investment Companies Risk.  You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•

Convertible Securities Risk.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•

Mid-Cap Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than those of larger companies.

•

Small-and Micro-Cap Company Risk.  The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations.  These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

•

Foreign Securities and Emerging Markets Risks.  Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•

Debt Securities Risks.  Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund.  Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

•

Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities.

•

U.S. Government and U.S. Agency Obligations Risk.  The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

•

Options Risk.  Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option may not correlate perfectly to the underlying security or securities index or overall securities markets.

•

Tax Risk.  Certain of the Fund’s investment strategies involving transactions in options  may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund, which may result in adverse tax consequences for the Fund’s shareholders.

Past Performance.  The performance information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Oracle Mutual Fund

Calendar Year returns as of December 31,

*   For the calendar year ending 2011 reflects the period January 3, 2011 through December 31, 2011.  This period is a full trading calendar year.

The calendar year-to-date return for the Fund as of November 30, 2011 was -20.16%.  During the period shown, the highest return for a quarter was 13.03% (quarter ended December 31, 2011); and the lowest return was -37.34% (quarter ended September 30, 2011).

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2011)

The Fund	1 Year	Since Inception (01/03/11)
Return Before Taxes	-37.07%	-37.07%
Return After Taxes on Distributions¹	-37.07%	-37.37%
Return After Taxes on Distributions and Sale of Fund Shares¹	24.09%	-24.09%
MSCI World Index (reflects no deductions for fees, expenses, or taxes)[2]	-5.63%	-5.63%

¹ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The MSCI World Index is a free-float weighted equity index. It was developed with a base value of 100 as of December 31 1969. MSCI World Index includes developed world markets, and does not include emerging markets. The Index is representative of a broader market and range of securities than is found in the Fund’s portfolio.

Investment Advisor

Oracle Investment Research is the Fund’s investment adviser.

Portfolio Manager

Mr. Laurence I. Balter is the chief investment officer of the Advisor and has been the portfolio manager of the Fund since its Inception.

Purchase and Sale of Fund Shares.  You may conduct transactions by mail (Oracle Mutual Fund, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Ste 400, Broadview Heights, OH 44147 (for regular, overnight or express mail)), or by telephone at 800-494-2755.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment for Class A is $5,000 for non-IRA accounts and $2,500 for IRA accounts.  The minimum initial investment for all types of Institutional Class shares is $100,000.00. There is a $100 minimum investment amount for subsequent purchases.

Tax Information.  The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.